RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of transactions between related parties	The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2020			2019			2018
	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses
	(€ thousand)
FCA Group(*) companies
Maserati	100,389	2,981	—	143,091	6,275	—	217,922	3,982	—
FCA US LLC	—	13,323	—	—	17,954	—	—	28,486	—
Magneti Marelli(2)	—	—	—	352	10,444	—	1,589	40,343	—
Other FCA Group companies	9,102	6,057	2,207	8,637	8,028	1,965	12,106	7,193	1,370
Total FCA Group companies	109,491	22,361	2,207	152,080	42,701	1,965	231,617	80,004	1,370
Exor Group companies (excluding the FCA Group)	150	1,665	2	281	368	4	311	179	—
Other related parties	549	12,977	10	610	13,906	31	1,707	12,651	—
Total transactions with related parties	110,190	37,003	2,219	152,971	56,975	2,000	233,635	92,834	1,370
Total for the Group	3,459,790	2,040,925	49,092	3,766,615	2,153,480	42,082	3,420,321	1,953,441	23,563
______________________________
(1)    Costs include cost of sales, selling, general and administrative costs and other expenses/(income), net.
(2)    FCA N.V., the parent company of the FCA Group, was renamed Stellantis N.V. in January 2021 following the merger of Peugeot S.A. with and into FCA N.V..
(3)    FCA completed the sale of Magneti Marelli on May 2, 2019, following which Magneti Marelli (which subsequently operates under the name “Marelli”) is no longer a related party.
Assets and liabilities originating from related party transactions are summarized in the table below:

	At December 31,
	2020				2019
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
FCA Group(*) companies
Maserati	37,662	4,555	—	16,955	48,617	5,449	—	21,821
FCA US LLC	—	1,893	—	—	—	4,636	—	—
Other FCA Group companies	244	2,512	104	94	1,165	3,598	203	581
Total FCA Group companies	37,906	8,960	104	17,049	49,782	13,683	203	22,402
Exor Group companies (excluding the FCA Group)	183	396	108	139	350	9	237	207
Other related parties	643	3,558	1,496	1,759	147	2,565	1,295	1,835
Total transactions with related parties	38,732	12,914	1,708	18,947	50,279	16,257	1,735	24,444
Total for the Group	184,260	713,807	76,471	687,462	231,439	711,539	92,830	800,015
______________________________
(1)    FCA N.V., the parent company of the FCA Group, was renamed Stellantis N.V. in January 2021 following the merger of Peugeot S.A. with and into FCA N.V..

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities	The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Directors of Ferrari N.V.	8,151	10,260	17,043